Retirement Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in projected benefit obligation:
Benefit obligation at beginning of year	$ 2,883	$ 2,334
Service cost	0	0	0
Interest cost	64	39	50
Actuarial loss (gain)	(157)	569
Effect of foreign currency rate changes	(171)	(59)
Benefit obligation at end of year	2,619	2,883	2,334
Change in plan assets:
Fair value at beginning of year	2,679	2,549
Actual return on plan assets	59	33
Employer contribution	122	160
Effect of foreign currency rate changes	(155)	(63)
Fair value at end of year	2,705	2,679	2,549
Funded status	86	(204)
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	310	102
Accrued pension liabilities	(224)	(306)
Net amount recognized	$ 86	$ (204)